Derivative Instruments - Schedule of Notional Amounts of Trading Derivatives (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	$ 6,555,375	$ 5,800,058
Interest rate swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	5,235,210	4,562,936
Interest rate swap contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	4,396,272	3,831,997
Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	1,144,590	1,070,741
Foreign exchange contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	882	739
Foreign exchange contracts [member] | Cross currency swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	604,728	548,148
Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	453,711	472,323
Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	76,968	76,097
Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	24,722	24,366
Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	32,422	33,104
Credit Contracts [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	7,429	3,490
Trading Derivatives [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	6,310,800	5,602,127
Trading Derivatives [Member] | Equity contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	90,862	86,412
Trading Derivatives [Member] | Interest rate swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	5,048,131	4,415,702
Trading Derivatives [Member] | Interest rate swap contract [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	55,821	61,652
Trading Derivatives [Member] | Interest rate swap contract [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	65,933	65,232
Trading Derivatives [Member] | Interest rate swap contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	4,209,193	3,684,763
Trading Derivatives [Member] | Interest rate swap contract [member] | Forward rate agreements [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	491,437	411,573
Trading Derivatives [Member] | Interest rate swap contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	225,747	192,482
Trading Derivatives [Member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	1,087,410	1,020,426
Trading Derivatives [Member] | Foreign exchange contracts [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	40,692	24,093
Trading Derivatives [Member] | Foreign exchange contracts [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	44,577	25,438
Trading Derivatives [Member] | Foreign exchange contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	882	739
Trading Derivatives [Member] | Foreign exchange contracts [member] | Cross currency swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	47,977	57,226
Trading Derivatives [Member] | Foreign exchange contracts [member] | Cross currency interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	499,571	449,187
Trading Derivatives [Member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	453,711	463,743
Trading Derivatives [Member] | Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	76,968	76,097
Trading Derivatives [Member] | Commodity contract [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	10,223	9,485
Trading Derivatives [Member] | Commodity contract [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	9,601	9,142
Trading Derivatives [Member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	24,722	24,366
Trading Derivatives [Member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	32,422	33,104
Trading Derivatives [Member] | Credit Contracts [Member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	5,361	3,047
Trading Derivatives [Member] | Credit Contracts [Member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	2,068	443
Exchange Traded [Member] | Trading Derivatives [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	343,828	315,409
Exchange Traded [Member] | Trading Derivatives [Member] | Equity contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	39,952	33,687
Exchange Traded [Member] | Trading Derivatives [Member] | Interest rate swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	255,930	235,622
Exchange Traded [Member] | Trading Derivatives [Member] | Interest rate swap contract [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	13,737	26,629
Exchange Traded [Member] | Trading Derivatives [Member] | Interest rate swap contract [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	16,446	16,511
Exchange Traded [Member] | Trading Derivatives [Member] | Interest rate swap contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	225,747	192,482
Exchange Traded [Member] | Trading Derivatives [Member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	6,679	4,784
Exchange Traded [Member] | Trading Derivatives [Member] | Foreign exchange contracts [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	3,295	2,625
Exchange Traded [Member] | Trading Derivatives [Member] | Foreign exchange contracts [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	2,502	1,420
Exchange Traded [Member] | Trading Derivatives [Member] | Foreign exchange contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	882	739
Exchange Traded [Member] | Trading Derivatives [Member] | Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	41,267	41,316
Exchange Traded [Member] | Trading Derivatives [Member] | Commodity contract [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	3,615	3,303
Exchange Traded [Member] | Trading Derivatives [Member] | Commodity contract [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	5,230	4,909
Exchange Traded [Member] | Trading Derivatives [Member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	32,422	33,104
Over the Counter [member] | Trading Derivatives [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	5,966,972	5,286,718
Over the Counter [member] | Trading Derivatives [Member] | Equity contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	50,910	52,725
Over the Counter [member] | Trading Derivatives [Member] | Interest rate swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	4,792,201	4,180,080
Over the Counter [member] | Trading Derivatives [Member] | Interest rate swap contract [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	42,084	35,023
Over the Counter [member] | Trading Derivatives [Member] | Interest rate swap contract [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	49,487	48,721
Over the Counter [member] | Trading Derivatives [Member] | Interest rate swap contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	4,209,193	3,684,763
Over the Counter [member] | Trading Derivatives [Member] | Interest rate swap contract [member] | Forward rate agreements [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	491,437	411,573
Over the Counter [member] | Trading Derivatives [Member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	1,080,731	1,015,642
Over the Counter [member] | Trading Derivatives [Member] | Foreign exchange contracts [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	37,397	21,468
Over the Counter [member] | Trading Derivatives [Member] | Foreign exchange contracts [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	42,075	24,018
Over the Counter [member] | Trading Derivatives [Member] | Foreign exchange contracts [member] | Cross currency swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	47,977	57,226
Over the Counter [member] | Trading Derivatives [Member] | Foreign exchange contracts [member] | Cross currency interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	499,571	449,187
Over the Counter [member] | Trading Derivatives [Member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	453,711	463,743
Over the Counter [member] | Trading Derivatives [Member] | Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	35,701	34,781
Over the Counter [member] | Trading Derivatives [Member] | Commodity contract [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	6,608	6,182
Over the Counter [member] | Trading Derivatives [Member] | Commodity contract [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	4,371	4,233
Over the Counter [member] | Trading Derivatives [Member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	24,722	24,366
Over the Counter [member] | Trading Derivatives [Member] | Credit Contracts [Member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	5,361	3,047
Over the Counter [member] | Trading Derivatives [Member] | Credit Contracts [Member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	$ 2,068	$ 443